UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment |_|; Amendment Number: ______
   This Amendment (Check only one.):    |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alesco Advisors LLC
Address:    1080 Pittsford-Victor Road
            Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ned W. Roman
Title:  Compliance Officer
Phone:  (585) 586-0970

Signature, Place, and Date of Signing:

/s/ Ned W. Roman                Pittsford, New York          1/30/2006
---------------------------        (City, State)        -------------------
       (Signature)                                             (Date)

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      27
Form 13F Information Table Value Total:      $216,681
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                                TITLE OF                   VALUE    SHARES/   SH/   PUT/   INVSTMT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER               CLASS          CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN MANAGERS   SOLE   SHARED   NONE
-----------------------         --------      ---------   --------  -------   ---   ----   ------- --------   -----  ------  -----
ANAREN INC.                       COM         032744104       $577    36,900                 OTHER                200        36,700
ANHEUSER BUSCH COS INC            COM         035229103       $690    16,051                 OTHER                  0        16,051
BANK OF AMERICA CORP              COM         060505104     $4,015    87,007                 OTHER                  0        87,007
BROWN & BROWN INC                 COM         115236101       $448    14,680                 OTHER                  0        14,680
DIAMONDS TR                    UNIT SER 1     252787106       $257     2,400                  SOLE              2,400             0
FIRST NIAGARA FNL GP INC          COM         33582V108     $2,776   191,866                 OTHER                 30       191,836
ISHARES TR                  LEHMAN AGG BOND   464287226     $8,905    88,527                  SOLE             87,777           750
ISHARES TR                  US TIPS BOND FD.  464287176     $3,277    31,875                  SOLE             30,250         1,625
ISHARES TR                   MSCI EAFE IDX    464287465    $19,171   322,585                  SOLE            308,785        13,800
ISHARES TR                    RUSSELL 1000    464287622       $559     8,250                  SOLE              8,250             0
ISHARES TR                   S&P 500 INDEX    464287200    $21,669   173,810                  SOLE            169,760         4,050
ISHARES TR                  S&P 500/BAR GRW   464287309     $6,992   117,955                  SOLE            111,840         6,115
ISHARES TR                  S&P 500/BAR VAL   464287408     $8,282   127,325                  SOLE            120,640         6,685
ISHARES TR                   S&P MIDCP GROW   464287606     $8,334   110,215                  SOLE            104,615         5,600
ISHARES TR                   S&P MIDCAP 400   464287507    $17,416   235,993                  SOLE            217,083        18,910
ISHARES TR                   S&P MIDCP VALU   464287705     $8,083   114,665                  SOLE            108,650         6,015
ISHARES TR                   S&P SMLCP GROW   464287887     $7,840    67,546                  SOLE             63,891         3,655
ISHARES TR                   S&P SMLCAP 600   464287804    $17,281   298,976                  SOLE            274,486        24,490
ISHARES TR                  S&P SMLCAP VALU   464287879     $7,288   114,090                  SOLE            106,800         7,290
M&T BANK CORPORATION              COM         55261F104       $339     3,110                 OTHER              3,110             0
MIDCAP SPDR TR                 UNIT SER 1     595635103       $791     5,875                  SOLE                  0         5,875
NOVATEL WIRELESS INC              COM         66987M604       $392    32,400                 OTHER                  0        32,400
PHOENIX FOOTWEAR GROUP INC        COM         71903M100     $4,014   746,137                 OTHER                  0       746,137
SPDR TR                        UNIT SER 1     78462F103    $53,713   431,395                  SOLE            407,175        24,220
STREETTRACKS SER TR           DJ WLSH REIT    86330E604    $11,640   172,444                  SOLE            166,144         6,300
VANGUARD INDEX TR             REIT VIPERS     922908553     $1,549    26,000                  SOLE             26,000             0
XEROX CORP                        COM         984121103       $383    26,124                 OTHER             26,124             0